Loans - Amortized cost basis and interest income recognized on non-accrual loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing receivable nonaccrual status
Non-accrual with no allowance	$ 236,858	$ 203,460
Non-accrual with allowance	311,019	534,314
Construction
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	485	29,057
Mortgages
Financing receivable nonaccrual status
Non-accrual with no allowance	169,856	142,254
Non-accrual with allowance	186,000	286,953
Commercial | Commercial multi-family
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	272	2,399
Commercial | CRE non-owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	15,819	35,968
Non-accrual with allowance	5,519	41,838
Commercial | CRE owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	13,491	14,825
Non-accrual with allowance	41,857	77,510
Commercial | Commercial and Industrial
Financing receivable nonaccrual status
Non-accrual with no allowance	30,177	1,148
Non-accrual with allowance	18,444	36,392
Leasing
Financing receivable nonaccrual status
Non-accrual with no allowance	276	0
Non-accrual with allowance	2,826	3,441
Consumer | Home equity lines of credit
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	5,406	7,491
Consumer | Personal loans
Financing receivable nonaccrual status
Non-accrual with no allowance	6,360	9,265
Non-accrual with allowance	15,556	18,596
Consumer | Auto Loan
Financing receivable nonaccrual status
Non-accrual with no allowance	879	0
Non-accrual with allowance	22,206	15,736
Consumer | Other
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	12,448	14,901
Puerto Rico
Financing receivable nonaccrual status
Non-accrual with no allowance	236,748	202,943
Non-accrual with allowance	277,541	497,434
Puerto Rico | Construction
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	485	21,497
Puerto Rico | Mortgages
Financing receivable nonaccrual status
Non-accrual with no allowance	169,827	141,737
Non-accrual with allowance	164,060	272,606
Puerto Rico | Commercial | Commercial multi-family
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	272	505
Puerto Rico | Commercial | CRE non-owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	15,819	35,968
Non-accrual with allowance	4,897	41,169
Puerto Rico | Commercial | CRE owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	13,491	14,825
Non-accrual with allowance	40,844	77,176
Puerto Rico | Commercial | Commercial and Industrial
Financing receivable nonaccrual status
Non-accrual with no allowance	30,177	1,148
Non-accrual with allowance	14,547	33,301
Puerto Rico | Leasing
Financing receivable nonaccrual status
Non-accrual with no allowance	276	0
Non-accrual with allowance	2,826	3,441
Puerto Rico | Consumer | Home equity lines of credit
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	0	0
Puerto Rico | Consumer | Personal loans
Financing receivable nonaccrual status
Non-accrual with no allowance	6,279	9,265
Non-accrual with allowance	14,956	17,122
Puerto Rico | Consumer | Auto Loan
Financing receivable nonaccrual status
Non-accrual with no allowance	879	0
Non-accrual with allowance	22,206	15,736
Puerto Rico | Consumer | Other
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	12,448	14,881
Popular U.S.
Financing receivable nonaccrual status
Non-accrual with no allowance	110	517
Non-accrual with allowance	33,478	36,880
Popular U.S. | Construction
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	0	7,560
Popular U.S. | Mortgages
Financing receivable nonaccrual status
Non-accrual with no allowance	29	517
Non-accrual with allowance	21,940	14,347
Popular U.S. | Commercial | Commercial multi-family
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	0	1,894
Popular U.S. | Commercial | CRE non-owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	622	669
Popular U.S. | Commercial | CRE owner occupied
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	1,013	334
Popular U.S. | Commercial | Commercial and Industrial
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	3,897	3,091
Popular U.S. | Leasing
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	0	0
Popular U.S. | Consumer | Home equity lines of credit
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	5,406	7,491
Popular U.S. | Consumer | Personal loans
Financing receivable nonaccrual status
Non-accrual with no allowance	81	0
Non-accrual with allowance	600	1,474
Popular U.S. | Consumer | Auto Loan
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	0	0
Popular U.S. | Consumer | Other
Financing receivable nonaccrual status
Non-accrual with no allowance	0	0
Non-accrual with allowance	$ 0	$ 20